Offerings - Offering: 1	Sep. 09, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 7,500,000.00
Amount of Registration Fee	$ 1,035.75
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $1,035.75 was paid in connection with the filing of the Schedule TO-I by Infinity Core Alternative Fund (File No. 005-88164) on November 26, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.